VANECK CLO ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Par (000’s)	Value
COLLATERALIZED LOAN OBLIGATIONS: 98.2%
Ares LXI CLO Ltd. 144A 4.36% (ICE LIBOR USD 3 Month+1.65%), 10/20/34	$2,500	$2,347,139
Bain Capital Credit CLO 2021-4 Ltd. 144A 4.36% (ICE LIBOR USD 3 Month+1.65%), 10/20/34	1,750	1,622,908
Barings Clo Ltd. 2022-II 144A 4.28% (Term SOFR USD 3 Month+1.80%), 07/15/35	1,250	1,231,843
Cedar Funding VIII Clo Ltd. 144A 4.39% (ICE LIBOR USD 3 Month+1.65%), 10/17/34	1,750	1,625,992
CIFC Funding 2014-III Ltd. 144A 4.21% (ICE LIBOR USD 3 Month+1.45%), 10/22/31	1,250	1,204,886
Dryden 109 CLO Ltd. 144A 3.03% (Term SOFR USD 3 Month+2.00%), 04/20/35	1,250	1,194,758
Dryden 45 Senior Loan Fund 144A 3.91% (ICE LIBOR USD 3 Month+1.40%), 10/15/30	1,250	1,203,046
Dryden 80 CLO Ltd. 144A 4.23% (Term SOFR USD 3 Month+1.75%), 01/17/33	1,250	1,188,325
4.63% (Term SOFR USD 3 Month+2.15%), 01/17/33	1,250	1,145,495
Dryden 93 CLO Ltd. 144A
	Par (000’s)	Value
COLLATERALIZED LOAN OBLIGATIONS: 98.2% (continued)
4.11% (ICE LIBOR USD 3 Month+1.60%), 01/15/34	$1,750	$1,651,206
Elmwood CLO 15 Ltd. 144A 1.98% (Term SOFR USD 3 Month+1.34%), 04/22/35	1,250	1,205,243
GoldenTree Loan Opportunities IX Ltd. 144A 4.11% (ICE LIBOR USD 3 Month+1.30%), 10/29/29	1,250	1,208,843
Gulf Stream Meridian 1 Ltd. 144A 3.88% (ICE LIBOR USD 3 Month+1.37%), 04/15/33	1,250	1,206,814
Gulf Stream Meridian 4 Ltd. 144A 3.71% (ICE LIBOR USD 3 Month+1.20%), 07/15/34	1,250	1,200,478
Myers Park CLO Ltd. 144A 4.11% (ICE LIBOR USD 3 Month+1.40%), 10/20/30	1,250	1,201,494
OCP CLO 2020-19 Ltd. 144A 4.41% (ICE LIBOR USD 3 Month+1.70%), 10/20/34	1,750	1,635,218
OCP CLO 2021-22 Ltd. 144A 3.89% (ICE LIBOR USD 3 Month+1.18%), 12/02/34	1,250	1,193,480
Signal Peak CLO 9 Ltd. 144A 4.78% (ICE LIBOR USD 3 Month+2.05%), 07/21/34	1,250	1,155,889
		24,423,057
Total Collateralized Loan Obligations (Cost: $24,603,050)		24,423,057
Total Investments: 98.2% (Cost: $24,603,050)		24,423,057
Other assets less liabilities: 1.8%		436,744
NET ASSETS: 100.0%		$24,859,801

Definitions:

USD	United States Dollar

Footnotes:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $24,423,057, or 98.2% of net assets.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$24,423,057
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